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Schedule of Investments
(unaudited)
Putnam Large Cap Value Fund 2
Notes to Schedule of Investments 8

Putnam Large Cap Value Fund
Schedule of Investments (unaudited), July 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 97.9%
Aerospace & Defense 3.5%
a
Honeywell Aerospace, Inc. ............................................ 2,167,327 $ 448,073,184
Northrop Grumman Corp. ............................................. 1,090,573 591,614,041
RTX Corp. ........................................................ 4,069,424 875,821,433
1,915,508,658
Air Freight & Logistics 1.3%
FedEx Corp. ....................................................... 2,311,889 710,674,679
Automobiles 1.8%
General Motors Co. .................................................. 11,357,227 1,009,203,191
Banks 7.9%
Bank of America Corp. ............................................... 18,584,548 1,151,312,749
Citigroup, Inc. ...................................................... 13,930,715 1,845,123,202
JPMorgan Chase & Co. ............................................... 1,511,474 531,721,438
PNC Financial Services Group, Inc. (The) ................................. 3,253,106 812,853,596
4,341,010,985
Beverages 2.4%
Coca-Cola Co. (The) ................................................. 15,080,399 1,320,892,148
Biotechnology 5.5%
AbbVie, Inc. ....................................................... 5,470,809 1,372,844,810
Regeneron Pharmaceuticals, Inc. ....................................... 1,152,014 878,560,437
a
Vertex Pharmaceuticals, Inc. ........................................... 1,667,112 795,379,135
3,046,784,382
Broadline Retail 4.2%
a
Amazon.com, Inc. ................................................... 8,503,300 2,309,326,214
a
Building Products 0.5%
Trane Technologies plc ............................................... 664,282 302,215,096
Capital Markets 5.0%
Charles Schwab Corp. (The) ........................................... 9,908,317 1,042,751,281
CME Group, Inc. .................................................... 2,260,489 605,336,349
Goldman Sachs Group, Inc. (The) ....................................... 687,847 700,489,628
State Street Corp. ................................................... 2,024,073 372,753,284
2,721,330,542
Chemicals 1.5%
Corteva, Inc. ....................................................... 7,234,074 569,393,965
PPG Industries, Inc. ................................................. 2,280,976 252,093,468
821,487,433
Communications Equipment 2.7%
Cisco Systems, Inc. ................................................. 12,676,975 1,470,402,330
Construction Materials 1.0%
CRH plc .......................................................... 5,903,151 560,858,377
Consumer Finance 1.8%
Capital One Financial Corp. ........................................... 4,771,762 997,345,976
Consumer Staples Distribution & Retail 2.2%
a,b
BJ's Wholesale Club Holdings, Inc. ...................................... 2,735,411 267,468,488
Kroger Co. (The) .................................................... 6,674,090 385,361,957
Walmart, Inc. ...................................................... 5,061,268 562,813,002
1,215,643,447

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Electric Utilities 3.7%
American Electric Power Co., Inc. ....................................... 4,853,410 $ 620,508,469
NextEra Energy, Inc. ................................................. 9,841,163 855,393,888
NRG Energy, Inc. ................................................... 4,730,570 635,268,245
2,111,170,602
Financial Services 0.9%
b
Apollo Global Management, Inc. ........................................ 3,843,177 482,664,599
Ground Transportation 0.3%
a
Fedex Freight Holding Co., Inc. ......................................... 1,254,539 176,300,366
a
Health Care Equipment & Supplies 1.4%
b
Becton Dickinson & Co. ............................................... 3,064,012 507,461,667
a
Boston Scientific Corp. ............................................... 6,084,819 284,343,592
791,805,259
Health Care Providers & Services 3.7%
McKesson Corp. .................................................... 1,138,127 974,452,956
UnitedHealth Group, Inc. .............................................. 2,596,941 1,076,172,350
2,050,625,306
Hotels, Restaurants & Leisure 1.0%
Royal Caribbean Cruises Ltd. .......................................... 1,728,111 550,057,731
Household Durables 1.6%
PulteGroup, Inc. .................................................... 7,204,131 911,106,448
Household Products 1.3%
Procter & Gamble Co. (The) ........................................... 4,915,531 710,245,074
Industrial Conglomerates 0.9%
Honeywell International, Inc. ........................................... 2,167,327 526,768,827
Industrial REITs 1.0%
Prologis, Inc. ....................................................... 3,735,386 540,174,169
Insurance 3.4%
Allstate Corp. (The) .................................................. 2,898,347 765,395,476
American International Group, Inc. ...................................... 5,552,282 436,298,320
Aon plc, A ......................................................... 1,807,483 651,687,996
1,853,381,792
IT Services 1.0%
Accenture plc, A .................................................... 3,181,466 527,868,839
Life Sciences Tools & Services 2.1%
Thermo Fisher Scientific, Inc. .......................................... 1,725,504 990,956,947
a,b
Waters Corp. ...................................................... 404,724 152,706,412
1,143,663,359
Machinery 1.6%
Ingersoll Rand, Inc. .................................................. 5,608,236 467,614,718
Otis Worldwide Corp. ................................................ 6,496,384 467,414,829
935,029,547
Metals & Mining 1.5%
Freeport-McMoRan, Inc. .............................................. 13,035,294 816,400,463
Office REITs 0.6%
Vornado Realty Trust ................................................. 8,332,846 328,230,804

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 6.3%
ConocoPhillips ..................................................... 4,470,893 $ 538,653,189
a
ExxonMobil Holdings Corp. ............................................ 9,746,709 1,515,028,447
Shell plc .......................................................... 14,426,121 661,477,191
Valero Energy Corp. ................................................. 2,539,224 794,523,190
3,509,682,017
Passenger Airlines 1.6%
Southwest Airlines Co. ............................................... 19,190,753 863,008,162
Pharmaceuticals 1.6%
AstraZeneca plc .................................................... 3,135,783 531,954,228
b
Novo Nordisk A/S, ADR ............................................... 7,975,159 375,470,486
907,424,714
Semiconductors & Semiconductor Equipment 2.3%
a
Advanced Micro Devices, Inc. .......................................... 1,970,134 938,079,304
Marvell Technology, Inc. .............................................. 1,858,178 348,519,866
1,286,599,170
Software 6.7%
Microsoft Corp. ..................................................... 8,037,497 3,735,185,606
Specialized REITs 0.3%
American Tower Corp. ................................................ 835,726 144,881,459
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc. ........................................................ 11,545,334 3,566,469,126
Seagate Technology Holdings plc ....................................... 716,050 613,031,886
4,179,501,012
Tobacco 2.3%
Philip Morris International, Inc. ......................................... 6,813,660 1,300,182,601
Trading Companies & Distributors 1.1%
United Rentals, Inc. .................................................. 580,040 626,013,970
Wireless Telecommunication Services 0.9%
T-Mobile US, Inc. ................................................... 2,923,695 504,951,363
Total Common Stocks (Cost $38,072,182,794) ...................................
54,255,606,717
Principal
Amount
a a a a
U.S. Government and Agency Securities 0.0%
†
c
U.S. Treasury Notes, 0.625%, 8/15/30 .................................... $ 871,000 750,778
Total U.S. Government and Agency Securities (Cost $750,778) ....................
750,778
Total Long Term Investments (Cost $38,072,933,572) ............................
54,256,357,495
a
a a a a
Short Term Investments 2.0%
Shares
a
Management Investment Companies 0.4%
d,e
Putnam Short Term Investment Fund, Class P, 3.819% ....................... 200,383,135 200,383,135
Total Management Investment Companies (Cost $200,383,135) ...................
200,383,135

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Certificates of Deposit 0.0%
†
KBC Asset Management SA, 3.9%, 12/10/26 ............................... $ 4,775,000 $ 4,772,240
Total Certificates of Deposit (Cost $4,775,000) ..................................
4,772,240
Commercial Papers 0.8%
f
Atlantic Asset Securitization LLC ,
g
144A, 3.68%, 8/10/26 ................................................ 25,000,000 24,974,492
g
144A, 3.73%, 8/19/26 ................................................ 25,000,000 24,950,825
49,925,317
f
Barclays Bank plc ,
g
144A, 3.68%, 8/04/26 ................................................ 25,000,000 24,989,790
g
144A, 3.68%, 8/04/26 ................................................ 17,000,000 16,993,057
41,982,847
f
Caterpillar Financial Services Corp., 3.64%, 8/06/26 ......................... 28,000,000 27,983,021
f,g
Chariot Funding LLC, 144A, 3.68%, 8/06/26 ............................... 10,000,000 9,993,869
f,g
Fairway Finance Co. LLC, 144A, 3.67%, 8/03/26 ............................ 150,000,000 149,954,190
f,g
Liberty Street Funding LLC, 144A, 3.68%, 8/06/26 ........................... 12,965,000 12,957,051
f,g
Matchpoint Finance plc, Series A, 144A, 3.68%, 8/03/26 ...................... 50,000,000 49,984,690
f,g
Novartis Finance Corp., 144A, 3.71%, 8/04/26 .............................. 32,000,000 31,986,826
f
Total Fina Elf Holdings USA, Inc. ,
3.69%, 8/05/26 ..................................................... 15,000,000 14,992,309
g
144A, 3.69%, 8/05/26 ................................................ 25,000,000 24,987,183
39,979,492
Total Commercial Papers (Cost $414,787,886) ..................................
414,747,303
U.S. Government and Agency Securities 0.1%
f,h
U.S. Treasury Bills, 3.57%, 10/22/26 ..................................... 46,400,000 46,020,956
Total U.S. Government and Agency Securities (Cost $46,009,025) .................
46,020,956
Time Deposits 0.0%
†
Australia & New Zealand Banking Group Ltd., 3.63%, 8/03/26 .................. 25,000,000 25,000,000
Total Time Deposits (Cost $25,000,000) ........................................
25,000,000
Repurchase Agreements 0.7%
i,j
Joint tri-party repurchase agreement with Barclays Capital, Inc., 3.64%, 8/03/26
(Maturity Value $6,449,991)
Collateralized by U.S. Treasury Notes, 3.75%, 6/30/30 (valued at $6,578,991) .... 6,448,035 6,448,035
i,j
Joint tri-party repurchase agreement with BNP Paribas SA, 3.65%, 8/03/26 (Maturity
Value $17,892,421)
Collateralized by U.S. Government and Agency Securities, 1.77% - 6.5%, 3/1/27 -
7/1/56 (valued at $18,250,269) ........................................ 17,886,980 17,886,980
i,j
Joint tri-party repurchase agreement with BofA Securities, Inc., 3.65%, 8/03/26
(Maturity Value $17,674,882)
Collateralized by U.S. Government and Agency Securities, 2% - 6.5%, 2/1/31 -
6/20/65 (valued at $18,022,897) ....................................... 17,669,507 17,669,507
i,j
Joint tri-party repurchase agreement with Citigroup Global Markets, Inc., 3.65%,
8/03/26 (Maturity Value $20,443,220)
Collateralized by U.S. Government and Agency Securities, 1.5% - 7.5%, 6/15/33 -
6/20/65 (valued at $20,845,744) ....................................... 20,437,004 20,437,004

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements
(continued)
i,j
Joint tri-party repurchase agreement with HSBC Securities USA, Inc., 3.65%, 8/03/26
(Maturity Value $34,399,980)
Collateralized by U.S. Government and Agency Securities, 1.5% - 7%, 3/1/31 - 4/1/56
(valued at $35,077,310) ............................................. $ 34,389,520 $ 34,389,520
Tri-party repurchase agreement with J.P. Morgan Securities LLC, 3.64%, 8/03/26
(Maturity Value $100,030,333)
Collateralized by U.S. Treasury Notes, 2.25% - 3.5%, 8/15/27 - 11/15/28 (valued at
$102,030,964) .................................................... 100,000,000 100,000,000
Tri-party repurchase agreement with J.P. Morgan Securities LLC, 3.65%, 8/03/26
(Maturity Value $200,060,833)
Collateralized by U.S. Government and Agency Securities, 2% - 6.5%, 7/1/31 - 7/1/56
(valued at $204,0 62 , 051 ) ............................................ 200,000,000 200,000,000
Total Repurchase Agreements (Cost $396,831,046) ..............................
396,831,046
Shares
a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
d,e
Putnam Cash Collateral Pool, LLC, 3.866% ................................ 23,972,631 23,972,631
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$23,972,631) ................................................................
23,972,631
Total Short Term Investments (Cost $1,111,758,723) .............................
1,111,727,311
a
Total Investments (Cost $39,184,692,295) 99.9% ................................
$55,368,084,806
Other Assets, less Liabilities 0.1% .............................................
42,454,481
Net Assets 100.0% ...........................................................
$55,410,539,287
a
Non -income producing.
b
A portion or all of the security is on loan at July 31, 2026.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
c
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
d
The rate shown represents the yield at period end.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $371,771,973, representing 0.7% of net assets.
f
A portion or all of the security has been segregated as collateral for certain derivative contracts. At July 31, 2026, the value of this security pledged amounted to $2,322,868, representing less than 0.1% of net assets.
g
See Note
3
regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
At July 31, 2026, all repurchase agreements had been entered into on that date.
j
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2026, all repurchase agreements had been entered into on that date.

Putnam Large Cap Value Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At July 31, 2026, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 11.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 98,460,900 132,314,711 9/16/26 $ 383,006 $ —
British Pound ...... BZWS Sell 143,955,900 193,434,263 9/16/26 — (577,973)
British Pound ...... CITI Sell 117,302,800 157,513,731 9/16/26 — (577,591)
British Pound ...... GSCO Sell 166,704,700 223,814,396 9/16/26 — (856,851)
British Pound ...... HSBK Sell 92,823,400 124,610,086 9/16/26 — (489,860)
British Pound ...... JPHQ Sell 22,285,300 29,917,919 9/16/26 — (116,423)
British Pound ...... MSCO Sell 302,883,100 406,380,375 9/16/26 — (1,821,216)
British Pound ...... SSBT Sell 71,307,200 95,639,570 9/16/26 — (462,565)
British Pound ...... TDOM Sell 24,324,000 32,633,687 9/16/26 — (148,253)
British Pound ...... WPAC Sell 24,693,300 33,127,593 9/16/26 — (152,060)
Danish Krone ...... CITI Buy 766,674,900 119,583,309 9/16/26 — (1,034,637)
Danish Krone ...... MSCO Sell 2,604,263,500 405,910,782 9/16/26 3,221,220 —
Euro ............. BOFA Sell 44,748,900 52,137,838 9/16/26 444,926 —
Euro ............. GSCO Sell 42,731,300 49,747,779 9/16/26 385,553 —
Euro ............. HSBK Sell 132,784,400 154,594,742 9/16/26 1,205,222 —
Euro ............. JPHQ Sell 73,137,200 85,142,394 9/16/26 655,963 —
Euro ............. MSCO Buy 428,082,000 489,561,867 9/16/26 4,948,728 —
Euro ............. MSCO Sell 40,571,400 47,143,729 9/16/26 313,538 (36,968)
Euro ............. SSBT Sell 50,452,700 58,703,785 9/16/26 421,973 —
Euro ............. UBSW Buy 640,000 744,865 9/16/26 — (5,552)
Total Forward Exchange Contracts ................................................... $11,980,129 $(6,279,949)
Net unrealized appreciation (depreciation) ............................................ $5,700,180
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.

Putnam Large Cap Value Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Large Cap Value Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements and time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Large Cap Value Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Large Cap Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund , Class P , 3.819% ...... $183,330,413 $574,993,510 $(557,940,788) $— $— $200,383,135 200,383,135 $5,309,573
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC , 3.866% ............. $119,486,204 $1,452,277,144 $(1,547,790,717) $— $— $23,972,631 23,972,631 $3,102,544
Total Affiliated Securities ... $302,816,617 $2,027,270,654 $(2,105,731,505) $— $— $224,355,766 $8,412,117
Level 1 Level 2 Level 3 Total
Putnam Large Cap Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 1,915,508,658 $ — $ — $ 1,915,508,658
Air Freight & Logistics ................... 710,674,679 — — 710,674,679
Automobiles .......................... 1,009,203,191 — — 1,009,203,191
Banks ............................... 4,341,010,985 — — 4,341,010,985
Beverages ........................... 1,320,892,148 — — 1,320,892,148

Putnam Large Cap Value Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Putnam Large Cap Value Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Biotechnology ......................... $ 3,046,784,382 $ — $ — $ 3,046,784,382
Broadline Retail ....................... 2,309,326,214 — — 2,309,326,214
Building Products ...................... 302,215,096 — — 302,215,096
Capital Markets ........................ 2,721,330,542 — — 2,721,330,542
Chemicals ........................... 821,487,433 — — 821,487,433
Communications Equipment .............. 1,470,402,330 — — 1,470,402,330
Construction Materials .................. 560,858,377 — — 560,858,377
Consumer Finance ..................... 997,345,976 — — 997,345,976
Consumer Staples Distribution & Retail ...... 1,215,643,447 — — 1,215,643,447
Electric Utilities ........................ 2,111,170,602 — — 2,111,170,602
Financial Services ...................... 482,664,599 — — 482,664,599
Ground Transportation .................. 176,300,366 — — 176,300,366
Health Care Equipment & Supplies ......... 791,805,259 — — 791,805,259
Health Care Providers & Services .......... 2,050,625,306 — — 2,050,625,306
Hotels, Restaurants & Leisure ............. 550,057,731 — — 550,057,731
Household Durables .................... 911,106,448 — — 911,106,448
Household Products .................... 710,245,074 — — 710,245,074
Industrial Conglomerates ................ 526,768,827 — — 526,768,827
Industrial REITs ....................... 540,174,169 — — 540,174,169
Insurance ............................ 1,853,381,792 — — 1,853,381,792
IT Services ........................... 527,868,839 — — 527,868,839
Life Sciences Tools & Services ............ 1,143,663,359 — — 1,143,663,359
Machinery ............................ 935,029,547 — — 935,029,547
Metals & Mining ....................... 816,400,463 — — 816,400,463
Office REITs .......................... 328,230,804 — — 328,230,804
Oil, Gas & Consumable Fuels ............. 2,848,204,826 661,477,191 — 3,509,682,017
Passenger Airlines ..................... 863,008,162 — — 863,008,162
Pharmaceuticals ....................... 907,424,714 — — 907,424,714
Semiconductors & Semiconductor Equipment . 1,286,599,170 — — 1,286,599,170
Software ............................. 3,735,185,606 — — 3,735,185,606
Specialized REITs ...................... 144,881,459 — — 144,881,459
Technology Hardware, Storage & Peripherals . 4,179,501,012 — — 4,179,501,012
Tobacco ............................. 1,300,182,601 — — 1,300,182,601
Trading Companies & Distributors .......... 626,013,970 — — 626,013,970
Wireless Telecommunication Services ....... 504,951,363 — — 504,951,363
U.S. Government and Agency Securities ....... — 750,778 — 750,778
Short Term Investments ................... 200,383,135 911,344,176 — 1,111,727,311
Total Investments in Securities ........... $53,794,512,661 $1,573,572,145
b
$— $55,368,084,806
Other Financial Instruments:
Forward Exchange Contracts ............... $— $11,980,129 $— $11,980,129
Total Other Financial Instruments ......... $— $11,980,129 $— $11,980,129
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 6,279,949 $ — $ 6,279,949
Total Other Financial Instruments ......... $— $6,279,949 $— $6,279,949
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $661,477,191, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Large Cap Value Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
CVR
Contingent Value Right
REIT
Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.